Annual Total Returns[BarChart] - Invesco Short Term Bond Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.62%	3.85%	0.83%	0.65%	0.21%	2.49%	1.39%	0.35%	4.56%	2.94%